Business segment information - Distribution of Income from Operations, Including Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Income from operations, including restructuring	$ 5,108	$ 108,401	$ 233,994	$ 271,641
Ireland
Segment Reporting Information [Line Items]
Income from operations, including restructuring	95,478	81,800	270,126	194,390
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, including restructuring	92,605	4,713	109,009	22,529
U.S.
Segment Reporting Information [Line Items]
Income from operations, including restructuring	(159,704)	14,399	(133,997)	37,667
Rest of World
Segment Reporting Information [Line Items]
Income from operations, including restructuring	$ (23,271)	$ 7,489	$ (11,144)	$ 17,055